Leases (Tables) - PPL Energy Supply LLC [Member]	12 Months Ended
Dec. 31, 2014
Rent Expense for Operating Leases	Rent expense for the years ended December 31 for operating leases was as follows:

2014	2013	2012
$29	$55	$62

Future Minimum Rental Payments for All Operating Leases	Total future minimum rental payments for all operating leases are estimated to be:

2015	$11
2016	11
2017	10
2018	4
2019	1
Thereafter	2

Total	$39